TRADE ACCOUNTS RECEIVABLE - Accounts receivable by aging (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ 5,176,958	R$ 4,875,394
Gross | Current
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	4,662,821	4,294,446
Gross | Past due: Up to 30 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	444,927	513,384
Gross | Past due: From 31 to 60 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	52,058	48,538
Gross | Past due: From 61 to 90 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	24,820	24,027
Gross | Past-due: From 91 to 180 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	45,108	50,502
Gross | Past-due: From 181 to 360 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	14,660	13,251
Gross | Past due: Above 360 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	47,083	21,132
Impairment
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ (114,519)	R$ (89,886)